Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Net cash (used in)/generated from operating activities	$ (9,569,000)	$ (9,385,000)	$ 8,359,000
Investing activities
Acquisition of a subsidiary, net of cash acquired			689,000
Purchases of property, plant and equipment	(4,327,000)	(3,324,000)	(3,729,000)
Deposit in short-term investments	(80,857,000)		(21,035,000)
Proceeds from short-term investments	56,587,000	12,179,000	8,856,000
Investment in an equity investee	(5,000,000)
Net cash (used in)/generated from investing activities	(33,597,000)	8,855,000	(15,219,000)
Financing activities
Proceeds from issuance of ordinary sharres	110,586,000	1,374,000	2,680,000
Proceeds from exercise of share options of a subsidiary		57,000	121,000
Purchases of treasury shares	(604,000)	(1,786,000)
Dividends paid to a non-controlling shareholder of a subsidiary	(564,000)	(590,000)	(1,179,000)
Capital contribution from redeemable non-controlling interest			3,059,000
Repayment of loan to a non-controlling shareholder of a subsidiary	(1,000,000)		(2,250,000)
Proceeds from bank borrowings	25,128,000	3,205,000	8,205,000
Repayments of bank borrowiings	(28,205,000)	(6,410,000)	(11,277,000)
Payment of issuance costs	(12,906,000)	(1,321,000)
Net cash generated from/(used in) financing activities	92,435,000	(5,471,000)	(641,000)
Net increase/(decrease) in cash and cash equivalents	49,269,000	(6,001,000)	(7,501,000)
Effect of exchange rate changes on cash and cash equivalents	(1,779,000)	(1,004,000)	(416,000)
Net (decrease)/increase in cash and cash equivalents, including effect of foreign exchange rate changes	47,490,000	(7,005,000)	(7,917,000)
Cash and cash equivalents at beginning of year	31,941,000	38,946,000	46,863,000
Cash and cash equivalents at end of year	79,431,000	31,941,000	38,946,000
Supplemental disclosurre for cash flow information
Cash paid for interest	1,570,000	1,220,000	1,466,000
Cash paid for tax, net of refunds	2,664,000	510,000	$ 908,000
Supplemental disclosure for non-cash activities
Capitalization of amounts due from related parties to investments in equity investees	$ 7,000,000
Issuance of ordinary shares in exchange of redeemable non-controlling interests		84,037,000
Deferred costs for initial public offering in the United States incurred but not yet paid		$ 3,125,000